Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
27. Equity
27.1 Share Capital
27.1.1 Details of share capital as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
Type of share	Ordinary share		Ordinary share
	(In millions of Korean won and in number of shares)
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		408,897,068		403,511,072
Share capital*	￦	2,090,558	￦	2,090,558

*	Due to the retirement of shares deducted through retained earnings, it is different from the total par value of the shares issued.

27.1.2 Changes in outstanding shares for the years ended December 31, 2022 and 2023, are as follows:

	2022	2023
	(In number of shares)
Beginning	389,634,335	389,634,335
Increase	—	—
Decrease	—	(10,970,510)

Ending	389,634,335	378,663,825

27.2 Hybrid Securities
Details of hybrid securities classified as equity as of December 31, 2022 and 2023, are as follows:

Hybrid securities	Issuance date	Maturity	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
				(In millions of Korean won)
The 1-1 st	May 2, 2019	Perpetual bond	3.23	￦	349,309	￦	349,309
The 1-2 nd	May 2, 2019	Perpetual bond	3.44		49,896		49,896
The 2-1 st	May 8, 2020	Perpetual bond	3.30		324,099		324,099
The 2-2 nd	May 8, 2020	Perpetual bond	3.43		74,812		74,812
The 3-1 st	Jul. 14, 2020	Perpetual bond	3.17		369,099		369,099
The 3-2 nd	Jul. 14, 2020	Perpetual bond	3.38		29,922		29,922
The 4-1 st	Oct. 20, 2020	Perpetual bond	3.00		433,996		433,996
The 4-2 nd	Oct. 20, 2020	Perpetual bond	3.28		64,855		64,855
The 5-1 st	Feb. 19, 2021	Perpetual bond	2.67		419,071		419,071
The 5-2 nd	Feb. 19, 2021	Perpetual bond	2.87		59,862		59,862
The 5-3 rd	Feb. 19, 2021	Perpetual bond	3.28		119,727		119,727
The 6-1 st	May 28, 2021	Perpetual bond	3.20		165,563		165,563
The 6-2 nd	May 28, 2021	Perpetual bond	3.60		109,708		109,708
The 7-1 st	Oct. 8, 2021	Perpetual bond	3.57		208,468		208,468
The 7-2 nd	Oct. 8, 2021	Perpetual bond	3.80		59,834		59,834
The 8-1 st	Feb. 16, 2022	Perpetual bond	4.00		442,970		442,970
The 8-2 nd	Feb. 16, 2022	Perpetual bond	4.30		155,626		155,626
The 9-1 st	May 12, 2022	Perpetual bond	4.68		478,829		478,829
The 9-2 nd	May 12, 2022	Perpetual bond	4.97		19,906		19,906
The 10-1 st	Aug. 26, 2022	Perpetual bond	4.90		407,936		407,936
The 10-2 nd	Aug. 26, 2022	Perpetual bond	5.15		70,819		70,819
The 10-3 rd	Aug. 26, 2022	Perpetual bond	5.30		19,944		19,944
The 11-1st	Feb. 03, 2023	Perpetual bond	4.90		—		548,681
The 11-2nd	Feb. 03, 2023	Perpetual bond	5.03		—		49,871

				￦	4,434,251	￦	5,032,803

The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date. On the other hand, hybrid securities of ￦ 1,282,993 million issued by Kookmin Bank, hybrid securities of ￦ 102,673 million issued by KB Securities Co., Ltd. and hybrid securities of ￦ 49,800 million issued by KB Life Insurance Co., Ltd. are recognized as non-controlling
interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

27.3 Capital Surplus
Details of capital surplus as of December 31, 2022 and 2023, are as follows

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Losses on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,219,856		3,927,041
Consideration for exchange right of exchangeable bonds		11,933		11,933

	￦	16,940,731	￦	16,647,916

27.4 Accumulated Other Comprehensive Income
Details of accumulated other comprehensive income as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(88,770)	￦	(161,295)
Currency translation differences		254,446		261,752
Gains(losses) on financial instruments at fair value through other comprehensive income		(6,081,560)		(2,735,499)
Share of other comprehensive loss of associates and joint ventures		(3,342)		(3,318)
Gains(Losses) on cash flow hedging instruments		19,632		73,555
Losses on hedging instruments of net investments in foreign operations		(114,742)		(129,401)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		41,063		(11,800)
Finance gains or losses on insurance contract assets (liabilities)		7,223,195		5,001,171

	￦	1,249,922	￦	2,295,165

27.5 Retained Earnings
Details of retained earnings as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Legal reserves 1	￦	839,235	￦	1,007,686
Voluntary reserves		982,000		982,000
Unappropriated retained earnings 2		27,127,190		30,039,513

	￦	28,948,425	￦	32,029,199

1
With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in
capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

2	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,355,734 million and ￦ 4,320,506 million for the years ended December 31, 2022 and 2023, respectively.

27.6 Treasury Shares
Changes in treasury shares for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares *		26,173,585		—		(6,910,852)		19,262,733
Carrying amount	￦	1,136,188	￦	—	￦	(300,000)	￦	836,188

	2023
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares *		19,262,733		10,970,510		(5,385,996)		24,847,247
Carrying amount	￦	836,188	￦	571,745	￦	(242,096)	￦	1,165,837

*	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.
In accordance with the resolution of the Board of Directors on July 25, 2023, the Group acquired 5,584,514 shares (￦ 300,000 million) and plans to retire of treasury stocks by July 31, 2024.